Condensed consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 85,380	£ 88,897
Trading assets	85,364	75,119
Derivatives	145,594	133,349
Settlement balances	8,438	2,928
Loans to banks - amortised cost	12,935	12,947
Loans to customers - amortised cost	310,631	305,089
Other financial assets	65,634	59,485
Intangible assets	6,631	6,616
Other assets	9,262	9,805
Total assets	729,869	694,235
Liabilities
Bank deposits	23,093	23,297
Customer deposits	361,626	360,914
Settlement balances	7,619	3,066
Trading liabilities	84,135	72,350
Derivatives	141,697	128,897
Other financial liabilities	46,485	39,732
Subordinated liabilities	9,808	10,535
Other liabilities	9,169	8,954
Total liabilities	683,632	647,745
Ordinary shareholders' interests	41,667	41,182
Other owners' interests	4,554	4,554
Owners' equity	46,221	45,736
Non-controlling interests	16	754
Total equity	46,237	46,490
Total liabilities and equity	£ 729,869	£ 694,235